Document and Entity Information	May 09, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-32853
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Central Index Key	0001326160
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2777218
Entity Address, Address Line One	525 S. Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202-1803
City Area Code	704
Local Phone Number	382-3853
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DUK
Security Exchange Name	NYSE
5.625% Junior Subordinated Debentures due September 15, 2078 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Debentures due September 15, 2078
Trading Symbol	DUKB
Security Exchange Name	NYSE
Depositary Shares each representing a 1/1,000th interest in a share of 5.75% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares each representing a 1/1,000th interest in a share of 5.75% Series A Cumulative Redeemable Perpetual Preferred Stock
Trading Symbol	DUK PR A
Security Exchange Name	NYSE
3.10% Senior Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.10% Senior Notes due 2028
Trading Symbol	DUK 28A
Security Exchange Name	NYSE
3.85% Senior Notes due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.85% Senior Notes due 2034
Trading Symbol	DUK 34
Security Exchange Name	NYSE
3.75% Senior Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.75% Senior Notes due 2031
Trading Symbol	DUKE 31A
Security Exchange Name	NYSE